SCHEDULE H, LINE 4i—SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
Atlantic American Corporation 401(k) Retirement Savings Plan [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
SCHEDULE H, LINE 4i—SCHEDULE OF ASSETS (HELD AT END OF YEAR)
ATLANTIC AMERICAN CORPORATION
401(k) RETIREMENT SAVINGS PLAN
PLAN NUMBER 001
58-1027114

SCHEDULE H, LINE 4i—SCHEDULE OF ASSETS (HELD AT END OF YEAR)

December 31, 2025

	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment	Cost	Current Value

		Employer common stock fund:
*	Atlantic American Corporation	Atlantic American Corporation Common Stock Fund, 63,135 units	(a)	$951,473
		Subtotal Employer common stock fund		951,473

		Registered investment companies:
	Columbia	Columbia Small Cap Value II Inst3, 19,336 units	(a)	275,150

	BlackRock	BlackRock Income Fund V, 37,245 units	(a)	341,169

	Fidelity Investments	Fidelity 500 Index-Inst Prm, 16,740 units	(a)	3,979,344
		Fidelity Global ex US Index Fund, 42,922 units	(a)	800,919
		Fidelity Puritan K6 Fund, 125,417 units	(a)	2,164,704
		Fidelity Total Market Index Fund, 621 units	(a)	115,987
		Fidelity US Bond Index, 24,604 units	(a)	259,814
		Fidelity Total Bond K6 Fund, 26,046 units	(a)	232,592

	JPMorgan	JPMorgan Emerging Markets Equity R6, 0 units	(a)	-
		JPMorgan Large Cap Growth Fund, 64,886 units	(a)	5,608,753

	Oppenheimer Funds	Invesco Discovery Mid Cap Growth Fund, 43,370 units	(a)	1,469,367
		Invesco Oppenheimer International Small-Mid Co Fund, Class R6, 2,843 units	(a)	100,231

	New World	New World Fund Inc, 1,153 units	(a)	107,417

	Vanguard	Vanguard Equity Income, 13,629 units	(a)	1,266,273
		Vanguard Mid-Cap Index Inv Fund, 5,637 units	(a)	2,025,599
		Vanguard Small Cap Index Fund, Admiral Shares, 7,527 units	(a)	930,169
		Subtotal Registered investment companies		19,677,488
ATLANTIC AMERICAN CORPORATION
401(k) RETIREMENT SAVINGS PLAN
PLAN NUMBER 001
58-1027114

SCHEDULE H, LINE 4i—SCHEDULE OF ASSETS (HELD AT END OF YEAR)

December 31, 2025

	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment	Cost	Current Value

		Common/collective trusts:
	Nuveen Asset Management	Nuveen TIAA Lifecycle Index 2010 Class J, 13 units	(a)	154
		Nuveen TIAA Lifecycle Index 2015 Class J, 1,217 units		15,679
		Nuveen TIAA Lifecycle Index 2020 Class J, 62,400 units	(a)	823,675
		Nuveen TIAA Lifecycle Index 2025 Class J, 54,315 units	(a)	739,222
		Nuveen TIAA Lifecycle Index 2030 Class J, 101,726 units	(a)	1,444,509
		Nuveen TIAA Lifecycle Index 2035 Class J, 92,747 units	(a)	1,376,367
		Nuveen TIAA Lifecycle Index 2040 Class J, 50,554 units	(a)	792,688
		Nuveen TIAA Lifecycle Index 2045 Class J, 56,279 units	(a)	919,598
		Nuveen TIAA Lifecycle Index 2050 Class J, 27,456 units	(a)	456,313
		Nuveen TIAA Lifecycle Index 2055 Class J, 49,075 units	(a)	822,002
		Nuveen TIAA Lifecycle Index 2060 Class J, 19,403 units	(a)	315,486
		Nuveen TIAA Lifecycle Index 2065 Class J, 3,080 units	(a)	48,386
		Nuveen TIAA Lifecycle Index Retirement Income Class J, 26,500 units	(a)	338,938

*	Wells Fargo Bank, NA	Galliard Capital Management Stable Return Fund, 39,864 units	(a)	2,609,075
		Subtotal Common/collective trusts		10,702,092

		Participant loans:
*	Various Plan Participants	Participant loans, maturing in 2026 through 2030
		bearing interest at rates from 4.25% - 9.50%		161,006
**		Subtotal Participant loans		161,006

	TOTAL			$31,492,059

*
Indicates party in interest
**
Indicates notes receivable from participants
(a)
Participant-directed